Leases - Operating Lease (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Aug. 31, 2028	Aug. 31, 2027	Aug. 31, 2026	Aug. 31, 2025	Aug. 31, 2024
Leases
Lessee operating lease term of contract	3 years 6 months	3 years 6 months
Operating lease expense	$ 3,733	$ 3,733
Minimum
Leases
Incremental borrowing rate used for operating leases (in %)	17.90%	17.90%
Maximum
Leases
Incremental borrowing rate used for operating leases (in %)	18.50%	18.50%
Weighted average
Leases
Incremental borrowing rate used for operating leases (in %)	18.30%	18.30%
Texas
Leases
Monthly required lease payments		$ 10,000
Subsequent Event | Massachusetts
Leases
Monthly required lease payments			$ 10,360	$ 10,120	$ 9,870	$ 9,630	$ 9,380
Office Space in Houston | Texas
Leases
Monthly required lease payments		$ 1,000